Treasury Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The following table shows Unilever’s contractually agreed undiscounted cash flows, including expected interest payments, which are payable under financial liabilities at the balance sheet date:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
									Net
									carrying
									amount
			Due	Due	Due	Due			as
		Due	between	between	between	between	Due		shown in
		within	1 and	2 and	3 and	4 and	after		balance
Undiscounted cash flows	Notes	1 year	2 years	3 years	4 years	5 years	5 years	Total	sheet
2019
Non-derivative financial liabilities:
Bank loans and overdrafts		(399)	(9)	(289)	(164)	—	(2)	(863)	(853)
Bonds and other loans		(4,169)	(2,661)	(2,745)	(2,449)	(2,454)	(14,431)	(28,909)	(25,032)
Lease liabilities		(432)	(392)	(302)	(242)	(191)	(720)	(2,279)	(1,919)
Other financial liabilities		(125)	—	(24)	(31)	(26)	—	(206)	(183)
Trade payables, accruals and other liabilities		(14,166)	(93)	(13)	(8)	(14)	(42)	(14,336)	(14,336)
Deferred consideration		(39)	(124)	(8)	—	(64)	—	(235)	(208)

		(19,330)	(3,279)	(3,381)	(2,894)	(2,749)	(15,195)	(46,828)	(42,531)

Derivative financial liabilities:
Interest rate derivatives:									(154)
Derivative contracts – receipts		776	164	805	37	478	957	3,217
Derivative contracts – payments		(756)	(141)	(797)	(17)	(473)	(949)	(3,133)
Foreign exchange derivatives:									(168)
Derivative contracts – receipts		8,783	—	—	—	—	—	8,783
Derivative contracts – payments		(8,952)	—	—	—	—	—	(8,952)
Commodity derivatives:									(4)
Derivative contracts – receipts		—	—	—	—	—	—	—
Derivative contracts – payments		(4)	—	—	—	—	—	(4)
		(153)	23	8	20	5	8	(89)	(326)
Total		(19,483)	(3,256)	(3,373)	(2,874)	(2,744)	(15,187)	(46,917)	(42,857)

2018 (Restated) (a)
Non-derivative financial liabilities:
Bank loans and overdrafts		(529)	(12)	(1)	(278)	—	—	(820)	(814)
Bonds and other loans		(2,888)	(2,748)	(2,572)	(2,646)	(2,387)	(14,090)	(27,331)	(23,391)
Lease liabilities		(441)	(391)	(305)	(255)	(212)	(806)	(2,410)	(1,981)
Other financial liabilities		(149)	(1)	—	—	—	—	(150)	(150)
Trade payables, accruals and other liabilities		(13,945)	(140)	(10)	(5)	(4)	(14)	(14,118)	(14,118)
Deferred consideration		(14)	(79)	(70)	(6)	—	(45)	(214)	(187)

		(17,966)	(3,371)	(2,958)	(3,190)	(2,603)	(14,955)	(45,043)	(40,641)

Derivative financial liabilities:
Interest rate derivatives:									(276)
Derivative contracts – receipts		67	760	163	788	37	1,406	3,221
Derivative contracts – payments		(23)	(756)	(138)	(797)	(17)	(1,423)	(3,154)
Foreign exchange derivatives:									(192)
Derivative contracts – receipts		17,108	—	—	—	—	—	17,108
Derivative contracts – payments		(17,317)	—	—	—	—	—	(17,317)
Commodity derivatives:									(74)
Derivative contracts – receipts		—	—	—	—	—	—	—
Derivative contracts – payments		(74)	—	—	—	—	—	(74)

		(239)	4	25	(9)	20	(17)	(216)	(542)

Total		(18,205)	(3,367)	(2,933)	(3,199)	(2,583)	(14,972)	(45,259)	(41,183)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Summary of Derivative Cash Flow Hedges
The following table shows cash flows for which cash flow hedge accounting is applied. The derivatives in the cash flow hedge relationships are expected to have an impact on profit and loss in the same periods as the cash flows occur.

		€ million	€ million	€ million	€ million	€ million	€ million	€ million
	€ million	Due	Due	Due	Due			Net carrying
	Due	between	between	between	between	Due		amount of
	within	1 and	2 and	3 and	4 and	after		related
	1 year	2 years	3 years	4 years	5 years	5 years	Total	derivatives (a)
2019
Foreign exchange cash inflows	2,254	—	—	—	—	—	2,254	—
Foreign exchange cash outflows	(2,259)	—	—	—	—	—	(2,259)	—
Interest rate swaps cash inflows	811	442	1,182	536	478	957	4,406	—
Interest rate swaps cash outflows	(756)	(347)	(1,147)	(464)	(473)	(949)	(4,136)	(29)
Commodity contracts cash inflows	31	—	—	—	—	—	31	31
Commodity contracts cash outflows	(4)	—	—	—	—	—	(4)	(4)

2018
Foreign exchange cash inflows	3,426	—	—	—	—	—	3,426	—
Foreign exchange cash outflows	(3,435)	—	—	—	—	—	(3,435)	14
Interest rate swaps cash inflows	103	795	433	1,158	525	1,406	4,420	—
Interest rate swaps cash outflows	(23)	(756)	(347)	(1,147)	(464)	(1,423)	(4,160)	(199)
Commodity contracts cash flows	(74)	—	—	—	—	—	(74)	(74)

(a)
See note 16C.

Summary Of Currency Derivatives Outstanding To Which Cash Flow Hedge Accounting
As at year end, the Group had the below notional amount of currency derivatives outstanding to which cash flow hedge accounting is applied:

Currency	2019	2018
EUR*	(743)	(1,002)
GBP	(325)	(548)
USD	640	538
SEK	(94)	(136)
CAD	(108)	(126)
PLN	(67)	(104)
Others	(192)	(555)
Total	(889)	(1,933)

*   Euro exposure relates to group companies having non - euro functional currencies.

Impact of Interest Rate Swaps and Cross-Currency Swaps
The following table shows the split in fixed and floating-rate interest exposures, taking into account the impact of interest rate swaps and cross-currency swaps:

	€ million	€ million
		2018
	2019	(Restated) (a)
Current financial liabilities	(4,691)	(3,613)
Non-current financial liabilities	(23,566)	(23,125)

Total financial liabilities	(28,257)	(26,738)
Less: lease liabilities	(1,919)	(1,981)
Financial liabilities (excluding lease liabilities)	(26,338)	(24,757)
Of which:
Fixed rate (weighted average amount of fixing for the following year)	(22,618)	(21,469)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Summary of Derivatives Used to Hedge
The Group does not use derivative financial instruments for speculative purposes. The uses of derivatives and the related values of derivatives are summarised in the following table. Derivatives used to hedge:

	€ million	€ million		€ million	€ million	€ million		€ million	€ million
	Trade and other receivables	Current Financial assets		Non-Current Financial assets	Trade payables and other liabilities	Current financial liabilities		Non-current financial liabilities	Total
31 December 2019
Foreign exchange derivatives
Fair value hedges	—	—		—	—	—		—	—
Cash flow hedges	38	—		—	(38)	—		—	—
Hedges of net investments in foreign operations	—	30	(a)	—	—	(14	) (a)	—	16
Hedge accounting not applied	5	(10	) (a)	—	(14)	(102	) (a)	—	(121)
Cross-currency Interest rate swaps
Fair value hedges	—	—		—	—	—		—	—
Cash flow hedges	—			114	—	—		(143)	(29)
Hedge accounting not applied	—	—		—	—	—		(11)	(11)
Commodity contracts
Cash flow hedges	31	—		—	(4)	—		—	27
Hedge accounting not applied	—	—		—	—	—		—	—

	74	20		114	(56)	(116)		(154)	(118)

	Total assets			208	Total liabilities			(326)	(118)

31 December 2018
Foreign exchange derivatives
Fair value hedges	—	—		—	—	—		—	—
Cash flow hedges	39	—		—	(25)	—		—	14
Hedges of net investments in foreign operations	—	58	(a)	—	—	(21	) (a)	—	37
Hedge accounting not applied	42	67	(a)	—	(41)	(105	) (a)	—	(37)
Cross-currency Interest rate swaps
Fair value hedges	—	—		—	—	—		—	—
Cash flow hedges	—	69		—	—	—		(268)	(199)
Hedge accounting not applied	—	—		—	—	—		(8)	(8)
Commodity contracts
Cash flow hedges	—	—		—	(74)	—		—	(74)
Hedge accounting not applied	1	—		—	—	—		—	1
	82	194		—	(140)	(126)		(276)	(266)

	Total assets			276	Total liabilities			(542)	(266)

(a)	Swaps that hedge the currency risk on intra-group loans and offset ‘Hedges of net investments in foreign operations’ are included within ‘Hedge accounting not applied’. See below for further details.

Summary of Financial Assets are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements.

				Related amounts not set
				off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2019	Gross amounts of recognised financial assets	Gross amounts of recognised financial assets set off in the balance sheet	Net amounts of financial assets presented in the balance sheet	Financial instruments	Cash collateral received	Net amount
Derivative financial assets	253	(45)	208	(130)	(24)	54
As at 31 December 2018
Derivative financial assets	339	(63)	276	(164)	(10)	102

Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements.

				Related amounts not set
				off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2019	Gross amounts of recognised financial liabilities	Gross amounts of recognised financial liabilities set off in the balance sheet	Net amounts of financial liabilities presented in the balance sheet	Financial instruments	Cash collateral received	Net amount
Derivative financial liabilities	(371)	45	(326)	130	—	(196)

As at 31 December 2018
Derivative financial liabilities	(605)	63	(542)	164	—	(378)